Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
Short-term and long-term borrowings
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Short-term borrowings (1) :
Commercial paper	¥113,765	¥90,795
Bank borrowings	341,561	700,802
Other	661,966	961,072

Total	¥1,117,292	¥1,752,669

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥4,213,264	¥5,165,056
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese Yen denominated	1,170,404	1,116,741
Non-Japanese Yen denominated	4,778,830	5,724,325
Floating-rate obligations:
Japanese Yen denominated	603,794	522,891
Non-Japanese Yen denominated	708,559	841,213
Index / Equity-linked obligations:
Japanese Yen denominated	926,572	941,444
Non-Japanese Yen denominated	510,126	687,917

	8,698,285	9,834,531

Subtotal	12,911,549	14,999,587

Trading balances of secured borrowings	462,129	545,369

Total	¥13,373,678	¥15,544,956

(1)	Includes secured borrowings of ¥119,682 million and ¥113,315 million as of March 31, 2025 and March 31, 2026 respectively.
(2)	Includes secured borrowings of ¥472,328 million and ¥670,182 million as of March 31, 2025 and March 31, 2026 respectively.
(3)	Includes secured borrowings of ¥811,118 million and ¥720,958 million as of March 31, 2025 and March 31, 2026 respectively.

Long-term borrowings
Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2025	2026
Debt issued by the Company	¥3,465,010	¥3,872,736
Debt issued by subsidiaries — guaranteed by the Company (1)	6,568,898	7,923,892
Debt issued by subsidiaries — not guaranteed by the Company (1)	3,339,770	3,748,328

Total	¥13,373,678	¥15,544,956

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings
The following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges, as of March 31, 2025 and 2026.

	March 31
	2025	2026
Short-term borrowings	2.77%	2.75%
Long-term borrowings	3.19%	3.01%
Fixed-rate obligations	3.77%	3.28%
Floating-rate obligations	2.74%	2.78%
Index / Equity-linked obligations	1.99%	2.52%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2026:

Year ending March 31	Millions of yen
2027	¥1,431,899
2028	1,759,717
2029	1,862,534
2030	1,754,773
2031	1,973,293
2032 and thereafter	6,217,371

Subtotal	14,999,587

Trading balances of secured borrowings	545,369

Total	¥15,544,956